Amounts Receivable and Prepaid Expenses	6 Months Ended
Jun. 30, 2023
Disclosure of Amounts Receivable and Prepaid Expenses Explanatory [Abstract]
Amounts receivable and prepaid expenses
5.	Amounts receivable and prepaid expenses

($000s)	June 30, 2023	December 31, 2022
HST	2,436	4,247
Prepaid expenses and other receivables	7,760	3,973
	10,196	8,220

As at June 30, 2023, the prepaid expenses and other receivables includes $3.4 million prepayment for camp and helicopter support services (December 31, 2022 - $0.3 million), $1.6 million prepayment for insurance premiums (December 31, 2022 - $0.7 million), and $2.0 million loan receivable from Paramount Gold Nevada Corp. (“Paramount”) (December 31, 2022 - $1.4 million).